Leases (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	R$ 2,055,247	R$ 2,154,092
Total	12,575,846	12,256,775
Current portion	(1,629,698)	(1,808,740)
Non-current portion	10,946,148	10,448,035
LT Amazonas [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	324,152	327,820
Sale Of Towers [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,606,644	1,679,221
Other Finance Lease Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	124,451	147,051
Lease Network Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	5,491,602	5,476,509
Lease Shops And Kiosks And Real Estate [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,332,983	958,981
Leases Land Network [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	2,417,834	2,793,441
Leases Fiber [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	1,278,180	873,752
Subtotal IFRS 16 [Member]
IfrsStatementLineItems [Line Items]
Financial lease liability subtotal leases	R$ 10,520,599	R$ 10,102,683